Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Series Fund, Inc.
Entity Central Index Key	0000790166
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003823
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Aggressive Allocation Portfolio earned a return of 16.05%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category which returned 14.61%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,955	9,764	10,138	10,055	9,434
12/16	10,962	10,531	11,351	10,321	9,858
12/17	13,320	13,056	13,829	10,687	12,538
12/18	12,460	11,827	13,223	10,688	10,759
12/19	15,618	14,973	17,386	11,620	13,073
12/20	18,295	17,406	20,585	12,492	14,465
12/21	21,990	20,633	26,494	12,299	15,597
12/22	18,049	16,844	21,696	10,699	13,101
12/23	21,533	20,584	27,399	11,291	15,147
12/24	24,995	24,183	34,254	11,432	15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	16.05%	9.86%	9.59%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

AssetsNet	$ 2,261,769,016
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 15,418,838
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,261,769,016	1,023	49%	$15,418,838

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.5%
Mid Cap	24.2%
International	13.8%
Small Cap	13.2%
Short-Term Investments	11.4%
Investment Grade Debt	4.4%
Private Equity	1.4%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent International Allocation Portfolio	6.8%
Thrivent Mid Cap Stock Portfolio	6.1%
Thrivent Large Cap Value Portfolio	5.3%
Thrivent Global Stock Portfolio	4.1%
Thrivent Small Cap Stock Portfolio	3.8%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Core International Equity Fund	2.4%
Thrivent Core Emerging Markets Equity Fund	2.2%
NVIDIA Corporation	2.0%
Microsoft Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003830
Shareholder Report [Line Items]
Fund Name	Thrivent All Cap Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, All Cap Portfolio earned a return of 19.90%, underperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Index
12/14	10,000	10,000	10,000
12/15	10,226	10,048	10,101
12/16	10,816	11,327	11,417
12/17	13,006	13,721	13,830
12/18	11,720	13,002	13,144
12/19	15,267	17,035	17,206
12/20	18,804	20,594	20,289
12/21	23,338	25,879	26,060
12/22	19,088	20,909	21,427
12/23	23,312	26,335	26,883
12/24	27,951	32,607	33,322

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	19.90%	12.86%	10.83%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

AssetsNet	$ 194,815,204
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 1,028,397
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$194,815,204	137	24%	$1,028,397

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.7%
Short-Term Investments	2.8%
Registered Investments Companies	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Apple, Inc.	5.6%
Microsoft Corporation	5.1%
Amazon.com, Inc.	3.5%
NVIDIA Corporation	3.2%
Meta Platforms, Inc.	3.1%
Alphabet, Inc., Class C	2.7%
J.P. Morgan Chase & Company	1.7%
Applied Materials, Inc.	1.7%
Mastercard, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003839
Shareholder Report [Line Items]
Fund Name	Thrivent Balanced Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Balanced Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Balanced Income Plus Portfolio earned a return of 8.55%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category which returned 7.96%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	9,986	9,764	10,055	9,728	10,151	9,913
12/16	10,691	10,531	10,321	11,099	10,321	10,657
12/17	11,939	13,056	10,687	11,867	10,577	13,045
12/18	11,357	11,827	10,688	11,644	10,682	11,908
12/19	13,301	14,973	11,620	13,412	11,360	15,203
12/20	14,513	17,406	12,492	14,440	11,800	17,621
12/21	16,318	20,633	12,299	15,111	11,677	21,465
12/22	14,072	16,844	10,699	13,513	10,298	17,571
12/23	15,826	20,584	11,291	15,210	10,817	21,751
12/24	17,180	24,183	11,432	16,239	10,947	25,812

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.55%	5.25%	5.56%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

AssetsNet	$ 393,087,415
Holdings Count | Holding	1,946
Advisory Fees Paid, Amount	$ 2,249,383
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$393,087,415	1,946	70%	$2,249,383

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	48.2%
Common Stock	30.2%
Registered Investments Companies	11.8%
Short-Term Investments	8.9%
Preferred Stock	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.2%
Thrivent Core Emerging Markets Debt Fund	5.1%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
NVIDIA Corporation	1.2%
U.S. Treasury Bonds	1.0%
U.S. Treasury Bonds	0.8%
Amazon.com, Inc.	0.8%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003841
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Diversified Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Portfolio earned a return of 7.16%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.85%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	10,008	9,764	10,055	9,728	10,151	9,913
12/16	10,717	10,531	10,321	11,099	10,321	10,657
12/17	11,718	13,056	10,687	11,867	10,577	13,045
12/18	11,402	11,827	10,688	11,644	10,682	11,908
12/19	12,968	14,973	11,620	13,412	11,360	15,203
12/20	13,923	17,406	12,492	14,440	11,800	17,621
12/21	14,880	20,633	12,299	15,111	11,677	21,465
12/22	13,038	16,844	10,699	13,513	10,298	17,571
12/23	14,369	20,584	11,291	15,210	10,817	21,751
12/24	15,398	24,183	11,432	16,239	10,947	25,812

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.16%	3.50%	4.41%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

AssetsNet	$ 607,208,135
Holdings Count | Holding	1,929
Advisory Fees Paid, Amount	$ 2,536,322
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$607,208,135	1,929	52%	$2,536,322

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	71.0%
Common Stock	14.1%
Registered Investments Companies	10.1%
Short-Term Investments	3.3%
Preferred Stock	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
U.S. Treasury Bonds	1.0%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000062731
Shareholder Report [Line Items]
Fund Name	Thrivent Emerging Markets Equity Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Emerging Markets Equity Portfolio earned a return of 8.96%, outperforming the average return of its peer group, the Morningstar Diversified Emerging Mkts category which returned 6.23%. The Portfolio’s broad-based benchmark MSCI Emerging Markets Index - USD Net Returns earned a return of 7.50% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
12/14	10,000	10,000
12/15	8,641	8,508
12/16	9,641	9,460
12/17	12,306	12,987
12/18	10,476	11,095
12/19	12,586	13,139
12/20	16,008	15,544
12/21	15,252	15,149
12/22	11,300	12,105
12/23	12,332	13,295
12/24	13,437	14,293

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.96%	1.32%	3.00%
MSCI Emerging Markets Index - USD Net Returns	7.50%	1.70%	3.64%

AssetsNet	$ 62,132,064
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 595,314
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$62,132,064	254	69%	$595,314

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.6%
Preferred Stock	1.9%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.1%
Tencent Holdings, Ltd.	5.5%
Alibaba Group Holding, Ltd.	2.1%
ICICI Bank, Ltd. ADR	1.9%
Samsung Electronics Company, Ltd.	1.9%
Bank Central Asia Tbk PT	1.6%
Tata Consultancy Services, Ltd.	1.5%
MediaTek, Inc.	1.5%
Xiaomi Corporation	1.4%
Trent, Ltd.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2024, the Portfolio Turnover Rate Risk was removed as a principal risk factor since the Portfolio’s portfolio turnover rate was less than 100% for the fiscal year ended.

  For the fiscal year ended December 31, 2024, there was an increase in the Portfolio's net expenses due to the removal of a voluntary waiver that was in place during the prior fiscal year.

C000218692
Shareholder Report [Line Items]
Fund Name	Thrivent ESG Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, ESG Index Portfolio earned a return of 22.33%, outperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	MSCI KLD 400 Social Index
04/20	10,000	10,000	10,000
12/20	12,948	13,335	13,000
12/21	16,934	16,757	17,112
12/22	13,238	13,538	13,587
12/23	16,970	17,052	17,477
12/24	20,759	21,112	21,224

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	22.33%	16.90%
Russell 3000® Index	23.81%	17.33%
MSCI KLD 400 Social Index	22.80%	17.46%

AssetsNet	$ 55,771,492
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 102,740
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$55,771,492	406	13%	$102,740

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.8%
Registered Investments Companies	9.3%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.9%
Microsoft Corporation	9.9%
iShares MSCI KLD 400 Social ETF	9.3%
Tesla, Inc.	3.9%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.2%
Visa, Inc.	1.8%
Mastercard, Inc.	1.4%
Procter & Gamble Company	1.3%
Home Depot, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 14, 2024, the Portfolio’s diversification policy was changed to allow the Portfolio to transition from diversified to non-diversified status without shareholder approval, if it becomes non-diversified due to variations in relative market capitalization or index weighting of one or more constituents of the MSCI KLD 400 Social Index. As a result, Non-Diversified Risk was added as a principal risk factor.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2025, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.35% from the previous annual rate of 0.36% of the average daily net assets of the Portfolio.

C000003836
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Global Stock Portfolio earned a return of 15.25%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category which returned 13.56%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns
12/14	10,000	10,000
12/15	10,311	9,764
12/16	10,870	10,531
12/17	13,170	13,056
12/18	12,074	11,827
12/19	14,845	14,973
12/20	17,103	17,406
12/21	20,645	20,633
12/22	16,729	16,844
12/23	20,414	20,584
12/24	23,527	24,183

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.25%	9.65%	8.93%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%

AssetsNet	$ 1,616,233,225
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 8,883,822
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,616,233,225	1,179	58%	$8,883,822

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.5%
Short-Term Investments	15.8%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
Thrivent Core Small Cap Value Fund	2.1%
Microsoft Corporation	2.0%
NVIDIA Corporation	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc.	1.4%
Shell plc	0.7%
Wells Fargo & Company	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 27, 2024, shareholders of Thrivent Low Volatility Equity Portfolio approved the merger of that portfolio into Thrivent Global Stock Portfolio. The merger occured at the close of business on July 26, 2024.

C000003843
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Government Bond Portfolio earned a return of 1.17%, outperforming the average return of its peer group, the Morningstar Intermediate Government category which returned -0.20%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
12/14	10,000	10,000	10,000	10,000
12/15	10,080	10,055	10,084	10,101
12/16	10,230	10,321	10,189	10,242
12/17	10,533	10,687	10,424	10,453
12/18	10,553	10,688	10,514	10,593
12/19	11,171	11,620	11,235	11,217
12/20	11,977	12,492	12,134	11,832
12/21	11,796	12,299	11,852	11,676
12/22	10,573	10,699	10,375	10,757
12/23	11,036	11,291	10,795	11,309
12/24	11,165	11,432	10,858	11,666

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	1.17%	-0.01%	1.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Index	0.58%	-0.68%	0.83%
Bloomberg U.S. Agency Index	3.16%	0.79%	1.55%

AssetsNet	$ 160,704,787
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 574,316
InvestmentCompanyPortfolioTurnover	366.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$160,704,787	107	366%	$574,316

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	43.5%
U.S. Government & Agencies	34.3%
Collateralized Mortgage Obligations	9.3%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	2.0
AAA	1.1
U.S. Gov't Guaranteed	94.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	14.1%
U.S. Treasury Notes	10.6%
Government National Mortgage Association Conventional 30-Yr. Pass Through	4.8%
U.S. Treasury Notes	3.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.1%
U.S. Treasury Bonds	2.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000062736
Shareholder Report [Line Items]
Fund Name	Thrivent Healthcare Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Healthcare Portfolio earned a return of -0.05%, underperforming the average return of its peer group, the Morningstar Health category which returned 1.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Health Care Index
12/14	10,000	10,000	10,000
12/15	10,461	10,048	10,741
12/16	8,786	11,327	10,521
12/17	10,492	13,721	12,885
12/18	11,365	13,002	13,749
12/19	14,303	17,035	16,618
12/20	16,992	20,594	19,035
12/21	19,161	25,879	23,764
12/22	18,099	20,909	22,977
12/23	18,849	26,335	23,418
12/24	18,839	32,607	24,076

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	-0.05%	5.66%	6.54%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%

AssetsNet	$ 248,160,460
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,276,373
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$248,160,460	52	20%	$2,276,373

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Registered Investments Companies	0.4%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	10.7%
UnitedHealth Group, Inc.	9.7%
Johnson & Johnson	7.7%
Abbott Laboratories	5.2%
AbbVie, Inc.	5.1%
Merck & Company, Inc.	4.6%
Danaher Corporation	4.0%
Boston Scientific Corporation	3.5%
Intuitive Surgical, Inc.	3.5%
Thermo Fisher Scientific, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003840
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, High Yield Portfolio earned a return of 6.99%, underperforming the average return of its peer group, the Morningstar High Yield Bond category which returned 7.40%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
12/14	10,000	10,000	10,000
12/15	9,731	10,055	9,553
12/16	10,974	10,321	11,190
12/17	11,796	10,687	12,029
12/18	11,403	10,688	11,779
12/19	13,037	11,620	13,465
12/20	13,397	12,492	14,423
12/21	13,987	12,299	15,185
12/22	12,559	10,699	13,486
12/23	14,047	11,291	15,299
12/24	15,028	11,432	16,552

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	6.99%	2.88%	4.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

AssetsNet	$ 822,168,978
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 3,198,616
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$822,168,978	595	58%	$3,198,616

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.1%
Financials	11.9%
Consumer Non-Cyclical	11.8%
Energy	11.5%
Capital Goods	9.7%
Technology	6.6%
Basic Materials	5.3%
U.S. Unaffiliated Registered Investment Companies	3.7%
Utilities	3.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	3.8
Non-Rated	0.6
D	0.0
C	0.1
CA	0.5
CAA	8.9
B	46.2
BA	37.6
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
Caesars Entertainment, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
GFL Environmental, Inc.	0.5%
Iron Mountain, Inc.	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003842
Shareholder Report [Line Items]
Fund Name	Thrivent Income Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Income Portfolio earned a return of 3.15%, outperforming the average return of its peer group, the Morningstar Corporate Bond category which returned 2.71%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
12/14	10,000	10,000	10,000
12/15	9,932	10,055	9,932
12/16	10,538	10,321	10,539
12/17	11,201	10,687	11,215
12/18	10,939	10,688	10,934
12/19	12,427	11,620	12,523
12/20	13,881	12,492	13,761
12/21	13,817	12,299	13,618
12/22	11,628	10,699	11,472
12/23	12,709	11,291	12,449
12/24	13,110	11,432	12,713

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	3.15%	1.08%	2.74%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate Bond Index	2.13%	0.30%	2.43%

AssetsNet	$ 1,320,549,160
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 5,296,937
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,320,549,160	592	50%	$5,296,937

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	34.5%
Consumer Non-Cyclical	8.7%
Utilities	8.1%
Consumer Cyclical	7.6%
Communications Services	7.5%
U.S. Government & Agencies	7.3%
Energy	6.7%
Technology	6.4%
Capital Goods	5.2%
Transportation	2.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.5
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.1
BA	8.5
BAA	54.7
A	23.4
AA	2.9
AAA	0.5
U.S. Gov't Guaranteed	9.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates	1.0%
U.S. Treasury Bonds	1.0%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.7%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.5%
UBS Group AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000062728
Shareholder Report [Line Items]
Fund Name	Thrivent International Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, International Allocation Portfolio earned a return of 4.29%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category which returned 3.90%. The Portfolio’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 5.53% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000
12/15	9,922	9,434
12/16	10,254	9,858
12/17	12,699	12,538
12/18	10,744	10,759
12/19	12,944	13,073
12/20	13,461	14,465
12/21	15,407	15,597
12/22	12,580	13,101
12/23	14,858	15,147
12/24	15,495	15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.29%	3.66%	4.48%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

AssetsNet	$ 1,387,130,013
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 9,268,517
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,387,130,013	901	87%	$9,268,517

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.7%
Short-Term Investments	2.0%
Preferred Stock	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	1.7%
Allianz SE	1.7%
ASML Holding NV	1.6%
Givaudan SA	1.5%
AstraZeneca plc	1.5%
Roche Holding AG, Participation Certificates	1.4%
Ferrari NV	1.4%
Novo Nordisk AS	1.3%
Deutsche Boerse AG	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000218693
Shareholder Report [Line Items]
Fund Name	Thrivent International Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, International Index Portfolio earned a return of 3.33%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category which returned 3.90%. The Portfolio’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 5.53% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index
04/20	10,000	10,000	10,000
12/20	12,912	13,380	13,068
12/21	14,315	14,427	14,540
12/22	12,230	12,118	12,439
12/23	14,403	14,010	14,707
12/24	14,882	14,785	15,269

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	3.33%	8.87%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	8.72%
MSCI EAFE Index	3.82%	9.47%

AssetsNet	$ 206,346,047
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 409,217
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$206,346,047	726	3%	$409,217

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	1.9%
Preferred Stock	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ASML Holding NV	1.7%
Novo Nordisk AS	1.7%
SAP SE	1.6%
Nestle SA	1.3%
AstraZeneca plc	1.3%
Toyota Motor Corporation	1.2%
Roche Holding AG, Participation Certificates	1.2%
Shell plc	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003831
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Growth Portfolio earned a return of 30.62%, outperforming the average return of its peer group, the Morningstar Large Growth category which returned 28.91%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	11,048	10,048	10,567	10,552
12/16	10,884	11,327	11,314	11,280
12/17	14,033	13,721	14,733	14,375
12/18	14,385	13,002	14,510	14,374
12/19	19,118	17,035	19,790	18,848
12/20	27,403	20,594	27,406	25,157
12/21	33,698	25,879	34,969	33,210
12/22	22,364	20,909	24,778	23,444
12/23	32,890	26,335	35,355	30,486
12/24	42,960	32,607	47,144	41,417

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	30.62%	17.58%	15.69%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500 Growth Index	35.86%	17.05%	15.27%

AssetsNet	$ 3,041,907,473
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 11,279,770
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,041,907,473	46	43%	$11,279,770

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.0%
Short-Term Investments	3.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	9.6%
Microsoft Corporation	9.2%
Apple, Inc.	8.7%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class C	6.8%
Meta Platforms, Inc.	5.6%
Tesla, Inc.	3.0%
Visa, Inc.	2.8%
ServiceNow, Inc.	2.7%
Eli Lilly & Company	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003837
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Index Portfolio earned a return of 24.74%, outperforming the average return of its peer group, the Morningstar Large Blend category which returned 21.84%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P 500® Index
12/14	10,000	10,000	10,000
12/15	10,112	10,048	10,138
12/16	11,293	11,327	11,351
12/17	13,717	13,721	13,829
12/18	13,085	13,002	13,223
12/19	17,161	17,035	17,386
12/20	20,271	20,594	20,585
12/21	26,030	25,879	26,494
12/22	21,267	20,909	21,696
12/23	26,798	26,335	27,399
12/24	33,426	32,607	34,254

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	24.74%	14.26%	12.83%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 1,983,852,711
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 3,522,463
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,983,852,711	510	3%	$3,522,463

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Apple, Inc.	7.5%
NVIDIA Corporation	6.5%
Microsoft Corporation	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective July 29, 2024, the Portfolio’s diversification policy was changed to allow the Portfolio to transition from diversified to non-diversified status without shareholder approval, if it becomes non-diversified due to variations in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. As a result, Non-Diversified Risk was added as a principal risk factor.

C000003835
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Large Cap Value Portfolio earned a return of 13.09%, underperforming the average return of its peer group, the Morningstar Large Value category which returned 13.55%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,647	10,048	9,617	9,687
12/16	11,329	11,327	11,285	11,372
12/17	13,328	13,721	12,827	13,119
12/18	12,170	13,002	11,767	11,944
12/19	15,137	17,035	14,890	15,758
12/20	15,809	20,594	15,305	15,972
12/21	20,877	25,879	19,154	19,949
12/22	19,903	20,909	17,707	18,907
12/23	22,461	26,335	19,735	23,110
12/24	25,401	32,607	22,571	25,950

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.09%	10.91%	9.77%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500 Value Index	12.29%	10.49%	10.01%

AssetsNet	$ 2,840,319,505
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 17,481,714
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,840,319,505	87	30%	$17,481,714

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	1.7%
Registered Investments Companies	0.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.7%
Cisco Systems, Inc.	2.3%
Johnson & Johnson	2.2%
Philip Morris International, Inc.	2.0%
J.P. Morgan Chase & Company	2.0%
Entergy Corporation	2.0%
Verizon Communications, Inc.	1.9%
Sysco Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003844
Shareholder Report [Line Items]
Fund Name	Thrivent Limited Maturity Bond Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Limited Maturity Bond Portfolio earned a return of 5.61%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category which returned 4.60%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
12/14	10,000	10,000	10,000
12/15	10,073	10,055	10,065
12/16	10,360	10,321	10,194
12/17	10,631	10,687	10,281
12/18	10,739	10,688	10,445
12/19	11,249	11,620	10,866
12/20	11,700	12,492	11,228
12/21	11,732	12,299	11,175
12/22	11,242	10,699	10,763
12/23	11,960	11,291	11,259
12/24	12,631	11,432	11,750

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.61%	2.34%	2.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 721,475,046
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 2,967,303
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$721,475,046	604	61%	$2,967,303

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.3%
Asset-Backed Securities	16.3%
Collateralized Mortgage Obligations	9.6%
U.S. Government & Agencies	6.7%
Consumer Cyclical	5.7%
Consumer Non-Cyclical	5.3%
Energy	5.0%
Utilities	4.3%
Communications Services	3.1%
Technology	2.9%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	11.9
D	0.0
C	0.1
CA	0.0
CAA	0.3
B	0.1
BA	4.9
BAA	41.6
A	17.1
AA	5.1
AAA	10.3
U.S. Gov't Guaranteed	8.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.9%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
PPM CLO 2, Ltd.	0.5%
U.S. Treasury Notes	0.5%
OneMain Financial Issuance Trust	0.5%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
UBS Group AG	0.4%
Expedia Group, Inc.	0.4%
Tricon Residential Trust	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000218694
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Growth Portfolio earned a return of 10.12%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category which returned 16.83%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
04/20	10,000	10,000	10,000	10,000
12/20	14,922	13,335	14,389	13,868
12/21	16,682	16,757	16,220	16,490
12/22	11,924	13,538	11,886	13,779
12/23	13,965	17,052	14,960	16,189
12/24	15,379	21,112	18,267	18,203

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	10.12%	9.64%
Russell 3000® Index	23.81%	17.33%
Russell Midcap® Growth Index	22.10%	13.75%
S&P MidCap 400 Growth Index	15.94%	13.66%

AssetsNet	$ 90,272,106
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 652,553
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$90,272,106	89	63%	$652,553

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Short-Term Investments	1.8%
Registered Investments Companies	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	1.9%
HubSpot, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Tradeweb Markets, Inc.	1.6%
PTC, Inc.	1.6%
ExlService Holdings, Inc.	1.6%
Ross Stores, Inc.	1.6%
Globus Medical, Inc.	1.6%
Tyler Technologies, Inc.	1.5%
TPG, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003828
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Index Portfolio earned a return of 13.64%, outperforming the average return of its peer group, the Morningstar Mid-Cap Blend category which returned 12.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index
12/14	10,000	10,000	10,000
12/15	9,748	10,048	9,782
12/16	11,740	11,327	11,811
12/17	13,615	13,721	13,730
12/18	12,079	13,002	12,208
12/19	15,203	17,035	15,407
12/20	17,240	20,594	17,511
12/21	21,460	25,879	21,847
12/22	18,616	20,909	18,993
12/23	21,630	26,335	22,115
12/24	24,581	32,607	25,196

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.64%	10.09%	9.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

AssetsNet	$ 690,475,396
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,338,145
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$690,475,396	404	17%	$1,338,145

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corporation	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc.	0.7%
Pure Storage, Inc.	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003827
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Stock Portfolio earned a return of 10.28%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category which returned 12.72%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
12/14	10,000	10,000	10,000	10,000
12/15	10,008	10,048	9,782	9,756
12/16	12,882	11,327	11,811	11,102
12/17	15,328	13,721	13,730	13,158
12/18	13,648	13,002	12,208	11,966
12/19	17,218	17,035	15,407	15,621
12/20	20,953	20,594	17,511	18,290
12/21	26,989	25,879	21,847	22,422
12/22	22,142	20,909	18,993	18,540
12/23	25,284	26,335	22,115	21,735
12/24	27,883	32,607	25,196	25,072

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	10.28%	10.12%	10.80%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 2,197,796,525
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 14,845,367
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,197,796,525	60	43%	$14,845,367

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.2%
Short-Term Investments	3.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Trimble, Inc.	3.2%
United Rentals, Inc.	3.2%
DocuSign, Inc.	3.1%
Expand Energy Corporation	3.1%
NVR, Inc.	3.1%
SBA Communications Corporation	2.5%
Kinsale Capital Group, Inc.	2.5%
Steel Dynamics, Inc.	2.5%
Ciena Corporation	2.4%
Garmin, Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000218695
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Mid Cap Value Portfolio earned a return of 9.72%, underperforming the average return of its peer group, the Morningstar Mid-Cap Value category which returned 11.53%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
04/20	10,000	10,000	10,000	10,000
12/20	13,293	13,335	13,175	13,544
12/21	17,398	16,757	16,909	17,696
12/22	16,488	13,538	14,874	16,994
12/23	18,683	17,052	16,765	19,610
12/24	20,499	21,112	18,956	21,229

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	9.72%	16.59%
Russell 3000® Index	23.81%	17.33%
Russell Midcap® Value Index	13.07%	14.65%
S&P MidCap 400 Value Index	11.71%	17.46%

AssetsNet	$ 49,861,087
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 379,783
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,861,087	79	55%	$379,783

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.0%
Flowserve Corporation	1.9%
Allstate Corporation	1.9%
MKS Instruments, Inc.	1.8%
M&T Bank Corporation	1.8%
Hexcel Corporation	1.8%
Robert Half, Inc.	1.8%
United Airlines Holdings, Inc.	1.7%
Wintrust Financial Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2025, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.89% from the previous annual rate of 0.90% of the average daily net assets of the Portfolio.

C000003845
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderate Allocation Portfolio earned a return of 13.14%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category which returned 11.47%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,944	9,764	10,138	10,055	9,434
12/16	10,828	10,531	11,351	10,321	9,858
12/17	12,231	13,056	13,829	10,687	12,538
12/18	11,688	11,827	13,223	10,688	10,759
12/19	13,879	14,973	17,386	11,620	13,073
12/20	15,763	17,406	20,585	12,492	14,465
12/21	17,763	20,633	26,494	12,299	15,597
12/22	14,888	16,844	21,696	10,699	13,101
12/23	17,297	20,584	27,399	11,291	15,147
12/24	19,570	24,183	34,254	11,432	15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.14%	7.11%	6.94%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

AssetsNet	$ 9,070,554,108
Holdings Count | Holding	2,216
Advisory Fees Paid, Amount	$ 55,732,135
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$9,070,554,108	2,216	44%	$55,732,135

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	27.3%
Investment Grade Debt	26.1%
Mid Cap	17.4%
Short-Term Investments	14.4%
International	5.6%
Small Cap	4.4%
High Yield	2.5%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.3%
Thrivent Global Stock Portfolio	6.1%
Thrivent Mid Cap Stock Portfolio	4.3%
Thrivent Income Portfolio	3.6%
Thrivent International Allocation Portfolio	3.4%
Thrivent Small Cap Stock Portfolio	2.1%
Thrivent Limited Maturity Bond Portfolio	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Apple, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003834
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderately Aggressive Allocation Portfolio earned a return of 14.19%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category which returned 13.04%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,925	9,764	10,138	10,055	9,434
12/16	10,941	10,531	11,351	10,321	9,858
12/17	12,778	13,056	13,829	10,687	12,538
12/18	12,024	11,827	13,223	10,688	10,759
12/19	14,683	14,973	17,386	11,620	13,073
12/20	16,799	17,406	20,585	12,492	14,465
12/21	19,545	20,633	26,494	12,299	15,597
12/22	16,142	16,844	21,696	10,699	13,101
12/23	18,982	20,584	27,399	11,291	15,147
12/24	21,675	24,183	34,254	11,432	15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	14.19%	8.10%	8.04%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

AssetsNet	$ 7,058,877,132
Holdings Count | Holding	2,189
Advisory Fees Paid, Amount	$ 45,287,180
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$7,058,877,132	2,189	36%	$45,287,180

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.1%
Mid Cap	18.3%
Short-Term Investments	13.7%
Investment Grade Debt	13.6%
International	11.3%
Small Cap	7.3%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.7%
Thrivent Global Stock Portfolio	8.6%
Thrivent International Allocation Portfolio	7.3%
Thrivent Mid Cap Stock Portfolio	5.9%
Thrivent Small Cap Stock Portfolio	2.7%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.7%
Apple, Inc.	1.6%
Microsoft Corporation	1.6%
Thrivent Income Portfolio	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003848
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Moderately Conservative Allocation Portfolio earned a return of 8.44%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category which returned 7.96%. The Portfolio’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,954	9,764	10,138	10,055	9,434
12/16	10,675	10,531	11,351	10,321	9,858
12/17	11,691	13,056	13,829	10,687	12,538
12/18	11,305	11,827	13,223	10,688	10,759
12/19	13,021	14,973	17,386	11,620	13,073
12/20	14,368	17,406	20,585	12,492	14,465
12/21	15,402	20,633	26,494	12,299	15,597
12/22	13,133	16,844	21,696	10,699	13,101
12/23	14,721	20,584	27,399	11,291	15,147
12/24	15,962	24,183	34,254	11,432	15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.44%	4.16%	4.79%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI All Country World Index ex-USA - USD Net Returns	5.53%	4.10%	4.80%

AssetsNet	$ 3,715,063,275
Holdings Count | Holding	2,170
Advisory Fees Paid, Amount	$ 22,853,924
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,715,063,275	2,170	49%	$22,853,924

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.3%
Large Cap	14.2%
Mid Cap	13.6%
Short-Term Investments	12.2%
International	4.8%
High Yield	4.7%
Small Cap	2.9%
Emerging Markets Debt	2.6%
Private Equity	0.6%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	7.9%
Thrivent Income Portfolio	6.6%
Thrivent Limited Maturity Bond Portfolio	3.8%
Thrivent Core Emerging Markets Debt Fund	3.1%
Thrivent Mid Cap Stock Portfolio	2.7%
Thrivent High Yield Portfolio	2.3%
Thrivent International Allocation Portfolio	2.3%
Thrivent Small Cap Stock Portfolio	2.0%
U.S. Treasury Notes	1.5%
U.S. Treasury Notes	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective January 1, 2024, the Portfolio no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

C000003847
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Money Market Portfolio earned a return of 5.07%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category which returned 4.88%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
12/14	10,000	10,000
12/15	10,000	10,055
12/16	10,000	10,321
12/17	10,050	10,687
12/18	10,199	10,688
12/19	10,386	11,620
12/20	10,416	12,492
12/21	10,416	12,299
12/22	10,558	10,699
12/23	11,073	11,291
12/24	11,635	11,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.07%	2.30%	1.53%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

AssetsNet	$ 446,256,017
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,068,194
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$446,256,017	135	$1,068,194

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	50.7%
U.S. Treasury Debt	18.4%
Investment Company	18.2%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.9%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003846
Shareholder Report [Line Items]
Fund Name	Thrivent Opportunity Income Plus Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Opportunity Income Plus Portfolio earned a return of 5.23%, underperforming the average return of its peer group, the Morningstar Multisector Bond category which returned 5.42%. The Portfolio’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 1.25% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
12/14	10,000	10,000	10,000	10,000
12/15	9,997	10,055	9,728	10,151
12/16	10,635	10,321	11,099	10,321
12/17	11,127	10,687	11,867	10,577
12/18	11,013	10,688	11,644	10,682
12/19	11,952	11,620	13,412	11,360
12/20	12,476	12,492	14,440	11,800
12/21	12,700	12,299	15,111	11,677
12/22	11,368	10,699	13,513	10,298
12/23	12,384	11,291	15,210	10,817
12/24	13,032	11,432	16,239	10,947

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.23%	1.75%	2.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%

AssetsNet	$ 186,910,421
Holdings Count | Holding	1,565
Advisory Fees Paid, Amount	$ 876,875
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$186,910,421	1,565	95%	$876,875

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	14.0%
Financials	13.1%
Collateralized Mortgage Obligations	9.8%
Mortgage-Backed Securities	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.9%
Consumer Cyclical	5.6%
Consumer Non-Cyclical	4.9%
Energy	4.7%
Communications Services	4.2%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	3.1
Non-Rated	15.2
D	0.1
C	0.0
CA	0.2
CAA	1.9
B	13.2
BA	14.7
BAA	17.9
A	9.0
AA	5.5
AAA	2.9
U.S. Gov't Guaranteed	16.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.4%
U.S. Treasury Notes	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective June 27, 2024, shareholders of Thrivent Multidimensional Income Portfolio approved the merger of that portfolio into Thrivent Opportunity Income Plus Portfolio. The merger occurred at the close of business on July 26, 2024.

C000003838
Shareholder Report [Line Items]
Fund Name	Thrivent Real Estate Securities Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Real Estate Securities Portfolio earned a return of 3.21%, underperforming the average return of its peer group, the Morningstar Real Estate category which returned 7.02%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	FTSE Nareit All Equity REITs Index
12/14	10,000	10,000	10,000
12/15	10,275	10,048	10,283
12/16	11,045	11,327	11,170
12/17	11,702	13,721	12,139
12/18	11,082	13,002	11,648
12/19	14,179	17,035	14,986
12/20	13,420	20,594	14,219
12/21	19,071	25,879	20,091
12/22	14,189	20,909	15,079
12/23	15,627	26,335	16,791
12/24	16,129	32,607	17,617

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	3.21%	2.61%	4.90%
Russell 3000® Index	23.81%	13.86%	12.55%
FTSE Nareit All Equity REITs Index	4.92%	3.29%	5.83%

AssetsNet	$ 146,647,365
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,144,155
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$146,647,365	55	87%	$1,144,155

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Equinix, Inc.	8.3%
Prologis, Inc.	7.6%
American Tower Corporation	7.1%
Welltower, Inc.	4.9%
Simon Property Group, Inc.	4.8%
VICI Properties, Inc.	3.8%
Iron Mountain, Inc.	3.4%
AvalonBay Communities, Inc.	3.4%
Digital Realty Trust, Inc.	3.3%
Essex Property Trust, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000200170
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Growth Portfolio earned a return of 10.85%, underperforming the average return of its peer group, the Morningstar Small Growth category which returned 13.42%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
04/18	10,000	10,000	10,000	10,000
12/18	9,113	9,425	8,776	9,249
12/19	11,702	12,349	11,276	11,203
12/20	18,182	14,928	15,181	13,399
12/21	20,353	18,759	15,611	16,431
12/22	15,690	15,156	11,497	12,967
12/23	17,236	19,090	13,642	15,185
12/24	19,105	23,635	15,709	16,647

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/27/2018
PortfolioFootnote Reference1	10.85%	10.30%	10.17%
Russell 3000® Index	23.81%	13.86%	13.73%
Russell 2000® Growth Index	15.15%	6.86%	6.99%
S&P SmallCap 600 Growth Index	9.63%	8.24%	7.92%

AssetsNet	$ 132,601,557
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,030,662
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$132,601,557	89	71%	$1,030,662

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Registered Investments Companies	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Triumph Financial, Inc.	2.2%
Cargurus, Inc.	2.2%
Globus Medical, Inc.	2.1%
Workiva, Inc.	1.8%
J & J Snack Foods Corporation	1.8%
ExlService Holdings, Inc.	1.8%
Guidewire Software, Inc.	1.7%
Penumbra, Inc.	1.7%
Agilysys, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003853
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Index Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Index Portfolio earned a return of 8.44%, underperforming the average return of its peer group, the Morningstar Small Blend category which returned 11.43%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index
12/14	10,000	10,000	10,000
12/15	9,783	10,048	9,803
12/16	12,338	11,327	12,406
12/17	13,959	13,721	14,048
12/18	12,751	13,002	12,856
12/19	15,618	17,035	15,785
12/20	17,353	20,594	17,567
12/21	21,952	25,879	22,278
12/22	18,374	20,909	18,692
12/23	21,276	26,335	21,692
12/24	23,072	32,607	23,579

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.44%	8.12%	8.72%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%

AssetsNet	$ 1,064,209,278
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 2,072,003
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,064,209,278	608	29%	$2,072,003

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.3%
Registered Investments Companies	1.6%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	1.6%
Bath & Body Works, Inc.	0.6%
Glaukos Corporation	0.6%
Alaska Air Group, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corporation	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.

C000003852
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2024, Small Cap Stock Portfolio earned a return of 11.37%, underperforming the average return of its peer group, the Morningstar Small Blend category which returned 11.43%. The Portfolio’s broad-based benchmark Russell 3000® Index earned a return of 23.81% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
12/14	10,000	10,000	10,000	10,000
12/15	9,687	10,048	9,803	9,559
12/16	12,200	11,327	12,406	11,595
12/17	14,790	13,721	14,048	13,294
12/18	13,292	13,002	12,856	11,830
12/19	16,983	17,035	15,785	14,849
12/20	20,837	20,594	17,567	17,811
12/21	25,997	25,879	22,278	20,448
12/22	23,277	20,909	18,692	16,270
12/23	26,215	26,335	21,692	19,025
12/24	29,197	32,607	23,579	21,221

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	11.37%	11.45%	11.31%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
Russell 2000® Index	11.54%	7.41%	7.82%

AssetsNet	$ 1,080,354,021
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 6,908,151
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,080,354,021	93	54%	$6,908,151

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.3%
RLI Corporation	2.0%
Air Lease Corporation	1.9%
Kinsale Capital Group, Inc.	1.8%
SharkNinja, Inc.	1.8%
Expand Energy Corporation	1.8%
John B. Sanfilippo & Son, Inc.	1.7%
National Storage Affiliates Trust	1.6%
Dayforce, Inc.	1.6%
Cogent Communications Holdings	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2023. For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2024.